Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities [Table Text Block]

At March 31, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,748,558	¥330,115	¥977		¥24,077,696
Japanese prefectural and municipal bonds	2,203,978	22,593	5		2,226,566
Foreign government and official institution bonds	2,648,874	18,099	25,554		2,641,419
Corporate bonds	1,117,302	14,251	822		1,130,731
Residential mortgage-backed securities	1,635,220	1,469	21,338		1,615,351
Commercial mortgage-backed securities	132,996	310	2,351		130,955
Asset-backed securities	1,494,629	10,846	2,553		1,502,922
Other debt securities (1)	192,930	2,851	2,918		192,863

Total	¥33,174,487	¥400,534	¥56,518		¥33,518,503

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,701	¥41,619	¥—		¥1,142,320
Foreign government and official institution bonds	138,731	193	212		138,712
Residential mortgage-backed securities	910,990	1,209	21,202	(2)	890,997
Commercial mortgage-backed securities	160,267	1,903	2,032	(2)	160,138
Asset-backed securities	2,131,212	1,415	11,847		2,120,780

Total	¥4,441,901	¥46,339	¥35,293		¥4,452,947

Notes:
(1)	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.

(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥10,591 million and ¥4,667 million, respectively, at March 31, 2019 and are not included in the table above.

At March 31, 2020:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,308,538	¥185,302	¥30,961		¥23,462,879
Japanese prefectural and municipal bonds	2,938,743	16,279	2,202		2,952,820
Foreign government and official institution bonds	2,936,110	107,406	6,028		3,037,488
Corporate bonds	1,261,586	12,445	1,205		1,272,826
Residential mortgage-backed securities	1,460,641	3,083	4,331		1,459,393
Commercial mortgage-backed securities	379,234	6,110	3,089		382,255
Asset-backed securities	1,461,083	9,516	1,123		1,469,476
Other debt securities (1)	161,832	3,190	1,956		163,066

Total	¥33,907,767	¥343,331	¥50,895		¥34,200,203

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,574	¥29,856	¥—		¥1,130,430
Foreign government and official institution bonds	151,555	243	689		151,109
Residential mortgage-backed securities	737,242	10,478	3,012	(2)	744,708
Commercial mortgage-backed securities	146,039	2,993	317	(2)	148,715
Asset-backed securities	2,030,371	277	27,716		2,002,932

Total	¥4,165,781	¥43,847	¥31,734		¥4,177,894

Notes:
(1)	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.

(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥24,013	¥24,056	¥11,827,106
Due from one year to five years	1,202,901	1,235,096	10,833,597
Due from five years to ten years	591,471	587,205	5,794,878
Due after ten years	2,347,396	2,331,537	5,744,622

Total	¥4,165,781	¥4,177,894	¥34,200,203

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,149,302	¥976	¥5,599	¥1	¥4,154,901	¥977	39
Japanese prefectural and municipal bonds	12,772	5	—	—	12,772	5	4
Foreign government and official institution bonds	397,718	1,125	1,160,671	24,429	1,558,389	25,554	179
Corporate bonds	163,615	776	79,758	46	243,373	822	92
Residential mortgage-backed securities	316,942	1,757	648,353	19,581	965,295	21,338	536
Commercial mortgage-backed securities	42,126	678	57,167	1,673	99,293	2,351	104
Asset-backed securities	164,738	2,553	—	—	164,738	2,553	87
Other debt securities	77,660	549	37,027	2,369	114,687	2,918	38

Total	¥5,324,873	¥8,419	¥1,988,575	¥48,099	¥7,313,448	¥56,518	1,079

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥—	¥—	¥55,084	¥212	¥55,084	¥212	10
Residential mortgage-backed securities	74,180	1,199	798,165	20,003	872,345	21,202	457
Commercial mortgage-backed securities	3,154	37	155,011	1,995	158,165	2,032	32
Asset-backed securities	1,423,048	10,196	241,233	1,651	1,664,281	11,847	102

Total	¥1,500,382	¥11,432	¥1,249,493	¥23,861	¥2,749,875	¥35,293	601

	Less than 12 months		12 months or more		Total
At March 31, 2020:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥11,781,600	¥30,961	¥—	¥—	¥11,781,600	¥30,961	202
Japanese prefectural and municipal bonds	935,540	2,202	—	—	935,540	2,202	340
Foreign government and official institution bonds	564,620	5,481	114,407	547	679,027	6,028	153
Corporate bonds	522,941	1,191	25,228	14	548,169	1,205	154
Residential mortgage-backed securities	114,057	530	388,064	3,801	502,121	4,331	402
Commercial mortgage-backed securities	182,887	3,087	1,304	2	184,191	3,089	39
Asset-backed securities	189,775	503	86,605	620	276,380	1,123	94
Other debt securities	53,070	132	30,657	1,824	83,727	1,956	24

Total	¥14,344,490	¥44,087	¥646,265	¥6,808	¥14,990,755	¥50,895	1,408

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥55,746	¥689	¥—	¥—	¥55,746	¥689	9
Residential mortgage-backed securities	108,478	1,033	360,841	1,979	469,319	3,012	281
Commercial mortgage-backed securities	10,281	32	133,791	285	144,072	317	31
Asset-backed securities	637,201	8,536	1,259,720	19,180	1,896,921	27,716	77

Total	¥811,706	¥10,290	¥1,754,352	¥21,444	¥2,566,058	¥31,734	398

Carrying Value of Nonmarketable Equity Securities [Table Text Block]
	2019	2020
	(in millions)
Measurement alternative balance	¥563,733	¥534,882

Related Adjustments for Nonmarketable Equity Securities [Table Text Block]

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Measurement alternative impairment losses (1)(4)	¥(2,292)	¥(3,099)
Measurement alternative downward changes for observable prices (1)(2)(3)(5)	¥—	¥(953)
Measurement alternative upward changes for observable prices (1)(2)(3)(6)	¥53,077	¥6,223

Notes:
(1)	Included in Investment securities gains (losses)—net.

(2)
Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

(3)
The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

(4)	The cumulative impairment losses at March 31, 2019 and 2020 were ¥2,292 million and ¥5,007 million, respectively.

(5)	The cumulative downward changes for observable prices at March 31, 2019 and 2020 were nil and ¥953 million, respectively.

(6)	The cumulative upward changes for observable prices at March 31, 2019 and 2020 were ¥53,077 million and ¥34,466 million, respectively.

Marketable Equity Securities [Member]
Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date [Table Text Block]

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Net losses recognized during the period (1)	¥(278,746)	¥(639,813)
Less:
Net losses recognized during the period on equity securities sold during the period	(3,303)	(37,541)

Net unrealized losses recognized during the reporting period still held at the reporting date	¥(275,443)	¥(602,272)

Note:
(1)	Included in Investment securities gains (losses)—net.